INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before income taxes attributable to U.S. (including its foreign branches) and foreign operations, tax provision, and effective tax rate for the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Pre-tax (loss) income - U.S.	$(9,110)	$4,851	$(10,998)	$13,680
Pre-tax (loss) income - Foreign	(7,971)	(2,059)	782	3,855
Total	$(17,081)	$2,792	$(10,216)	$17,535
Tax (benefit) provision	$12,615	$310	$13,863	$2,227
Effective tax rate	(74)%	11%	(136)%	13%

Income before income taxes attributable to U.S. (including its foreign branches) and foreign operations for the years ending December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
U.S.	$4,554	$4,747	$—
Foreign	6,875	8,080	10,321
Total	$11,429	$12,827	$10,321

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes shown in the consolidated statements of income and comprehensive income consists of current and deferred expense (benefit) for the years ending December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Current tax expense:
U.S. – federal and state	$161	$—	$—
Foreign	2,849	3,796	5,634
Total current expense	3,010	3,796	5,634
Deferred tax expense (benefit):
U.S. – federal and state	(1,711)	(99)	—
Foreign	145	(378)	(1,134)
Total deferred benefit	(1,566)	(477)	(1,134)
Total provision for income taxes	$1,444	$3,319	$4,500

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax provision expected at the federal statutory rate to the effective rate is as follows:

	2012	2011	2010
Expected tax provision at 35%, 35% and 34% for the years ended December 31, 2012, 2011 and 2010, respectively	$4,000	$4,489	$3,509
Effect of income attributable to the period not directly subject to tax	—	(2,551)	(2,347)
Effects of expenses not deductible for tax purposes	624	445	—
(Decrease) increase in valuation allowance on net deferred tax assets	(1,747)	668	1,108
Effects of differences between US and foreign tax rates, net of federal benefit, and other	(1,433)	268	2,230
Provision for income taxes	$1,444	$3,319	$4,500

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Current deferred tax assets:
Deferred charges	$74	$599
Deferred revenue	—	1,295
Accrued expenses – related party	346	357
Accruals not currently deductible	482	54
Total current deferred tax assets	902	2,305
Non-current deferred tax assets:
Deferred revenue	2,327	2,186
Restricted stock	8	—
Capital lease obligation	424	659
Foreign tax credit and AMT Credit	2,386	—
Net operating loss carry forwards	5,433	6,829
Total non-current deferred tax assets	10,578	9,674
Total deferred tax assets	11,480	11,979
Less: Valuation allowance	(29)	(1,776)
Deferred tax assets, net	11,451	10,203
Current deferred tax liabilities:
Other receivables	—	(35)
Total current deferred tax liabilities	—	(35)
Non-current deferred tax liabilities:
Fixed assets	(8,798)	(9,051)
Intangible assets	(370)	(400)
Total non-current deferred tax liabilities	(9,168)	(9,451)
Net deferred tax assets	$2,283	$717